Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 30,854	$ 27,223
Capitalized inventory costs and inventory adjustments		3,449	3,189
Allowance for doubtful accounts		1,328	949
Self-insurance reserves		1,027	518
Other		6,081	5,090
Net operating loss carryforwards		3,959	2,930
Total deferred tax assets, gross		46,698	39,899
Valuation allowance		(5,107)	(668)
Total deferred tax assets		41,591	39,231
Deductible goodwill		(82,704)	(78,288)
Depreciation		(18,744)	(16,441)
Other		(8,794)	(7,050)
Total deferred tax liabilities		(110,242)	(101,779)
Net deferred tax liabilities	[1]	$ (68,651)	$ (62,548)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.